UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22657

PSG CAPITAL MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

8161 Maple Lawn Boulevard

Suite 400

Maple Lawn, MD  20759

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (301) 543-6000

Paracorp Incorporated

2140 S. Dupont Highway

Camden, DE  19934

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, 17th floor

Columbus, Ohio  43215

Date of fiscal year end: March 31st

Date of reporting period: June 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

	PSG Tactical Growth Fund
	Schedule of Investments
	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 52.32%

Agricultural Chemicals - 0.61%
3,769	Potash Corp. of Saskatachewan, Inc.	$ 143,071

Application Software - 0.54%
3,130	Oracle Corp.	126,859

Beverages - 0.22%
647	Crimson Wine Group, Ltd. *	5,855
1,869	Pernold-Ricard SA ADR	44,950
		50,805
Cable & Other Pay Television Services - 0.95%
5,883	SoftBank Corp.	221,201

Cigarettes - 0.50%
2,798	Altria Group, Inc. (b)	117,348

Crude Petroleum & Natural Gas - 4.24%
3,090	Anadarko Petroleum Corp.	338,263
9,450	Chesapeake Energy Corp.	293,706
2,481	Total SA	179,128
1,770	Occidental Petroleum Corp.	181,655
		992,752
Drilling Oil & Gas Wells - 0.95%
4,958	Transocean, Ltd.	223,259

Electronic Components & Accessories - 0.14%
1,500	Corning, Inc. (b)	32,925

Electronic Computers - 1.12%
2,814	Apple, Inc. (b)	261,505

Fire, Marine & Casualty Insurance - 4.88%
537	Alleghany Corp. *	235,270
8,770	American International Group, Inc. (b) *	478,667
663	Fairfax Financial Holdings, Ltd. (b)	313,269
2,600	Loews Corp. (b)	114,426
		1,141,632
Functions Related To Depository Banking, NEC - 0.22%
4,853	Banco Santander, S.A.	50,568

Gold & Silver Ores - 0.83%
2,925	AngloGold Ashanti, Ltd. (b) *	50,340
675	Goldcorp, Inc. (b)	18,839
975	Sibanye Gold, Ltd. ADR	10,754
4,348	Silver Wheaton Corp.	114,222
		194,155
Hospital & Medical Service Plans - 3.34%
3,790	Aetna, Inc.	307,293
2,027	Cigna Corp.	186,423
2,678	WellPoint, Inc.	288,180
		781,896
Household Audio & Video Equipment - 0.34%
4,800	Sony Corp.	80,496

Insurance Agents, Brokers & Services - 2.13%
1,386	Aon Plc. Class-A	124,865
332	Markel Corp. (b) *	217,672
3,580	Willis Group Holdings PLC	155,014
		497,551
Life Insurance - 0.45%
1,910	MetLife, Inc. (b)	106,120

Lumber & Wood Products (No Furniture) - 1.18%
10,491	Leucadia National Corp. (b)	275,074

Malt Beverages - 0.10%
103	Boston Beer Company, Inc. Class-A (b) *	23,023

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.49%
6,188	Cloud Peak Energy, Inc. (b)	113,983

Motor Vehicles & Passenger Car Bodies - 2.30%
14,831	General Motors Co. (b)	538,365

National Commercial Banks - 0.95%
14,500	Bank of America Corp.	222,865

Oil & Gas Field Machinery & Equipment - 1.03%
2,931	National Oilwell Varco, Inc.	241,368

Oil & Gas Field Services, NEC - 1.08%
1,810	Halliburton Co. (b)	128,528
3,408	NOW, Inc. *	123,404
		251,932
Operators of Nonresidential Buildings - 0.49%
5,820	Forest City Enterprises, Inc. *	115,643

Packaged Foods - 0.38%
1,148	Nestle ADR	89,165

Paper Mills - 0.39%
5,369	Resolute Forest Products, Inc. *	90,092

Perfumes, Cosmetics & Other Toilet Preparations - 0.49%
7,810	Avon Products, Inc.	114,104

Petroleum Refining - 3.61%
13,508	BP Plc ADR (a) (b)	712,547
1,548	Conocophilips (b)	132,710
		845,257
Pharmaceutical Preparations - 6.27%
2,695	AstraZeneca Plc ADR (b)	200,265
1,784	Johnson & Johnson (b)	186,642
1,778	Novartis AG	160,962
4,219	Sanofi	224,324
7,042	Teva Pharmaceutical Industries Ltd.	369,142
2,584	Valeant Pharmaceuticals International, Inc. *	325,894
		1,467,229
Plastic Materials, Synth Resins & Nonvulcan Elastomers - 0.86%
3,929	The Dow Chemical Co.	202,186

Primary Smelting & Refining of Nonferrous Metals - 1.27%
16,224	Horsehead Holding Corp. *	296,250

Radio & TV Broadcasting & Communications Equipment - 0.83%
2,452	QUALCOMM, Inc.	194,198

Regional Banks-Europe - 0.15%
1,000	BNP Paribas S.A.	34,025

Retail-Auto Dealers & Gasoline Stations - 0.57%
2,566	CarMax, Inc. *	133,458

Retail-Drug Stores & Proprietary Stores - 0.00%
7	Walgreen Co.	519

Retail-Grocery Stores - 0.25%
1,491	Whole Foods Market, Inc.	57,597

Retail-Variety Stores - 0.81%
3,480	Dollar Tree, Inc. *	189,521

Security Brokers, Dealers & Flotation Companies - 1.37%
11,285	Credit Suisse Group AG *	320,155

Services-Business Services - 1.47%
5,261	Sotheby's (a)	220,909
7,077	The Western Union Co.	122,715
		343,624
Services-Detective, Guard & Armoured Car Services - 0.45%
1,860	Allegion Plc	105,425

Services-Misc Health & Allied Services, NEC - 1.50%
4,851	DaVita Healthcare Partners, Inc.	350,824

Services-Motion Picture & Video Tape Production - 0.40%
4,048	Dreamworks Animation SKG, Inc. *	94,157

Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 0.44%
1,295	Procter & Gamble Co.	101,774

Telephone Communications (No Radiotelephone) - 0.43%
3,807	MagicJet VocalTec, Ltd. *	57,562
2,456	Telefonica SA	42,145
		99,707
Wholesale-Chemicals & Allied Products - 0.50%
1,066	Ashland, Inc.	115,917

Wholesale-Groceries & Related Products - 0.81%
5,070	Sysco Corp. (b)	189,872

TOTAL FOR COMMON STOCK (Cost $9,642,675) - 52.32%		12,239,452

CLOSED-END MUTUAL FUNDS - 11.61%
6,380	BlackRock Credit Allocation Income Trust IV	87,725
16,666	BlackRock MuniAssets Fund, Inc.	213,658
6,445	Blackrock MuniYield Fund, Inc.	92,744
5,300	BlackRock Virginia Municipal Bond Trust	84,641
7,500	Doubleline Opportunistic Credit Fund	177,375
16,084	DSW Municiple Income Trust	219,386
13,362	John Hancock Preferred Income Fund II	276,460
14,823	Nuveen Dividend Advantage Municipal Income Fund	209,894
6,511	Nuveen Dividend Advantage Municipal Fund	92,066
15,199	Nuveen Municipal Advantage Fund, Inc.	204,275
15,068	Nuveen Quality Income Municipal Fund, Inc.	206,733
9,685	PIMCO Corporate Opportunity Fund	182,562
8,302	PIMCO Dynamic Credit Income Fund	197,754
3,465	PIMCO Dynamic Income Fund	118,122
5,700	PIMCO Income Opportunity Fund	166,782
22,350	Templeton Global Income Fund	184,611

TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $2,586,083) - 11.61%		2,714,786

CORPORATE BONDS - 2.31%
100,000	Caesar's Entertainment Operating Co., Inc. 12.75%, 04/15/18	44,500
50,000	Clear Channel Communications 9.00%, 03/01/21	53,500
70,000	First Data Corp. 12.625%, 01/15/21	86,188
77,000	Nuveen Investments, Inc. 5.50% 09/15/15	79,117
274,000	Sprint Capital Corp. 6.875%, 11/15/28	276,740

TOTAL FOR CORPORATE BONDS (Cost $527,262) - 2.31%		540,045

EXCHANGE TRADED FUNDS - 5.00%
13,985	iShares MSCI Japan Index	168,379
1,000	Market Vectors TR Gold Miners ETF (b) *	26,450
4,965	Market Vectors Junior Gold Miners ETF *	209,821
9,100	ProShares UltraShort S&P500	231,504
3,472	SPDR Gold Trust Gold SHS *	444,555
2,000	Utilities Select Sector SPDR	88,520

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,190,558) - 5.00%		1,169,229

PREFERRED - 6.32%

4,535	Ally Financial PFD 8.50%, Perpetual	125,257
6,913	American Realty Capital Properties, Inc. 6.70%	161,972
4,710	BB&T Corp. 5.625%, 12/31/2049	111,816
2,000	Citigroup Cap XIII 7.875%, 10/30/2040	55,400
4,338	First Horizon National Corp 6.20%, Perpetual	104,416
2,172	ING Group NV 7.05%, 12/31/2049	55,711
4,507	Kim Realty Corp. 6.00% 12/31/2049	111,548
3,167	JPMorgan Chase Cap XXIX 6.70%, 04/02/2040	82,342
6,234	MetLife, Inc. Series B 6.50%, Perpetual	159,216
6,544	Public Storage 5.20%, Perpetual	144,884
2,900	Qwest Corp. NT 7.375%, 06/01/2051	76,647
4,136	United States Cellular Corp. 6.95% 05/15/2060	105,427
61	Wells Fargo & Co. PFD, Series L, 7.50%, Perpetual	74,092
4,219	Zions Bancorp PFD, Series G, 6.30%, Perpetual	108,766

TOTAL FOR PREFERRED (Cost $1,463,682) - 6.32%		1,477,494

REAL ESTATE INVESTMENT TRUST - 4.55%
4,877	American Capital Agency Corp.	114,170
46,783	American Realty Capital Properties, Inc.	586,191
2,542	American Tower Corporation	228,729
11,911	Annaly Capital Management, Inc. (b)	136,143

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,065,786) - 4.55%		1,065,233

U.S GOVERNMENT AGENCIES & OBLIGATIONS - 0.72%
70,000	U.S. Treasury Notes, 4.375%, 2/15/38	83,573
70,000	U.S. Treasury Notes, 4.50%, 2/15/36	85,017

TOTAL FOR U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $155,835) - 0.72%		168,590

SHORT TERM INVESTMENTS - 16.73%
3,914,060	Fidelity Institutional Treasury Only Money Market Fund Class I 0.01% ** (Cost $3,914,060)	3,914,060

TOTAL FOR SHORT TERM INVESTMENTS (Cost $3,914,060) - 16.73%		3,914,060

TOTAL INVESTMENTS (Cost $20,545,940) - 99.56%		23,288,889

OTHER ASSETS LESS LIABILITIES - 0.44%		103,262

NET ASSETS - 100.00%		$ 23,392,151

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.
(a) Subject to put option written.
(b) All or a portion of this security is held as collateral for securities sold short.

	PSG Tactical Growth Fund
	Schedule of Securities Sold Short
	June 30, 2014 (Unaudited)

Shares		Value

EXCHANGE TRADED FUNDS
11,155	iShares MSCI Emerging Markets Index	482,231
750	iShares Nasdaq Biotechnology	192,773
5,914	iShares Russell 2000 Index *	702,642
3,435	ProShares TR PSHS Ult S&P 500	397,704
4,433	ProShares Ultra QQQ	504,032
957	SPDR S&P 500	187,304

TOTAL FOR SECURITIES SOLD SHORT (Cost $1,822,211)		$ 2,466,686

	PSG Tactical Growth Fund
	Schedule of Options Written
	June 30, 2014 (Unaudited)

PUT OPTIONS WRITTEN

Underlying Security
Expiration Date/Exercise Price		Value

Shares Subject
to Put

1,000	Sotheby's
	July 2014 Put @ $40.00	$ 300

1,000	BP Plc
	July 2014 Put@ $45.00	25

	Total (Premiums Received $2,989)	$ 325

PSG Tactical Growth Fund
Notes to Financial Statements
June 30, 2014 (Unaudited)

1. SECURITY TRANSACTIONS

At June 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $20,545,940 amounted to $2,091,842 which consisted of aggregate gross unrealized appreciation of $3,056,004 and aggregate gross unrealized depreciation of $964,162.

2. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,239,452	$0	$0	$12,239,452
Closed End Funds	$2,714,786	$0	$0	$2,714,786
Corporate Bonds	$540,045	$0	$0	$540,045
Exchange Traded Funds	$1,169,229	$0	$0	$1,169,229
Preferred Stocks	$1,477,494	$0	$0	$1,477,494
Real Estate Investment Trusts	$1,065,233	$0	$0	$1,065,233
US Obligations	$168,590	$0	$0	$168,590
Cash Equivalents	$3,914,060	$0	$0	$3,914,060
Total	$23,288,889	$0	$0	$23,288,889

Valuation Inputs of Securities Sold Short	Level 1	Level 2	Level 3	Total
Exchange Traded funds	$2,466,686	$0	$0	$2,466,686
Total	$2,466,686	$0	$0	$2,466,686

Valuation Inputs of Options Written	Level 1	Level 2	Level 3	Total
Options	$325	$0	$0	$325
Total	$325	$0	$0	$325

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSG CAPITAL MANAGEMENT TRUST

By:

/s/ Robert H. Carson

Robert H. Carson

Trustee, President and Principal Executive Officer

Date: August 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jonathan V. Gordani

Jonathan V. Gordani

Trustee, Treasurer and Principal Financial Officer

Date: August 14, 2014